INCOME TAXES (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012
INCOME TAXES [Abstract]
Tax benefit at U.S. statutory rate	$ 199,000	$ 17,400
Valuation allowance	(199,000)	(17,400)
Total
Valuation allowance, percentage	100.00%
Net operating loss carry-forward	$ 568,746